Servicing (Tables)	12 Months Ended
Dec. 31, 2016
Servicing [Abstract]
Schedule of Servicing Assets at Fair Value

Following is a summary of mortgage servicing rights activity for the years ended December 31, 2016, 2015 and 2014:

	(in thousands)
	2016	2015	2014
Fair value at beginning of year	$1,181	$1,218	$1,399
Capitalized servicing rights – new
loan sales	273	252	134
Disposals (amortization based on
loan payments and payoffs)	(195)	(552)	(168)
Change in fair value	(12)	263	(147)
Fair value at end of year	$1,247	$1,181	$1,218